Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt

Debt consists of the following obligations as of:

	September 30, 2019	December 31, 2018

Term loan	277,688	300,000
Line of credit	—	46,500
Commercial equipment notes	3,820	5,341
Total principal due for long-term debt	281,508	351,841
Unamortized debt discount and issuance costs	(23,783)	(23,534)
Less: Current portion of long-term debt	(31,119)	(32,580)
Long-term debt, less current portion	226,606	295,727

Debt - Series B Preferred Stock (1)	104,135	—
Unamortized debt discount and issuance costs	(27,369)	—
Long-term Series B Preferred Stock	76,766	—

(1) The Company has accrued a cumulative of $4.1 million in accrued dividends to holders of Series B Preferred Stock, which is recorded as interest expense in the Company's condensed consolidated statements of operations for the quarter ended September 30, 2019.

Third Amended and Restated Credit Agreement

On May 20, 2019, the Third Amended and Restated Credit and Guarantee Agreement (the “Third A&R Credit Agreement”) became effective.
Term loan borrowings mature on September 25, 2024 and are subject to quarterly amortization of principal, commencing on March 31, 2019, in an amount equal to 2.50% of the aggregate principal amount of such loans. Beginning with 2020, an additional annual payment is required equal to 75% of Excess Cash Flow (as defined in the Third A&R Credit Agreement) for the preceding fiscal year if such Excess Cash Flow is greater than $2.5 million, with the percentage of Excess Cash Flow subject to reduction based upon the Company’s consolidated leverage ratio.

Borrowings under the term loan are required to be repaid on the last business day of each March, June, September and December, continuing with the first fiscal quarter following the effective date of the Third A&R Credit Agreement, in an amount equal to 2.5% of the initial balance of the initial term loan and will not be able to be reborrowed. Borrowings under the revolving line of credit mature on September 25, 2023.

Interest on the consenting lender term loan tranche accrues at a per annum rate of, at the Company's option, (x) LIBOR plus a margin of 8.25% or (y) an alternate base rate plus a margin of 7.25%; provided, however, that upon achieving a First Lien Net Leverage Ratio (as defined below) of no greater than 2.67:1.00, the margin shall permanently step down to (y) for LIBOR loans, 6.75% and (x) for alternative base rate loans, 5.75%. Interest on the non-consenting lender term loan tranche will stay at a per annum rate of, at the Company’s option, (x) LIBOR plus a margin of 6.25% or (y) an alternate base rate plus a margin of 5.25%. Interest on initial revolving facility borrowings and swing line loans accrues at a rate of, at the Company's option, (x) LIBOR plus a margin of 4.25% or (y) the applicable base rate plus a margin of 3.25%. The weighted average interest rate under the Third A&R Credit Agreement as of September 30, 2019 and December 31, 2018, was 10.42% and 8.82%, respectively.
The terms of the Third A&R Credit Agreement include customary affirmative and negative covenants and provide for customary events of default, which include, among others, nonpayment of principal or interest and failure to timely deliver financial statements. Under the Third A&R Credit Agreement, the financial covenant to which the Credit Parties as defined therein are subject provides that the First Lien Net Leverage Ratio (as defined therein) may not exceed (i) prior to the fiscal quarter ending December 31, 2019, 4.75:1.0, (ii) from and prior to the fiscal quarter ending December 31, 2020, 3.50:1.0, (iii) from and prior to the fiscal quarter ending December 31, 2021, 2.75:1.0, and (iv) from and after March 31, 2022, 2.25:1.0. Under the Third A&R Credit Agreement, the Company is not to obtain an equity infusion to cure for any covenant violations for fiscal quarter ending in 2019, excluding the Series B Preferred Stock. Thereafter, the Company will have access to a customary equity cure.

The Third A&R Credit Agreement also includes certain limitations on the payment of cash dividends on the Company's common shares and provides for other restrictions on (subject to certain exceptions) liens, indebtedness (including guarantees and other contingent obligations), investments (including loans, advances and acquisitions), mergers and other fundamental changes and sales and other dispositions of property or assets, among others.

Letters of Credit and Surety Bonds

In the ordinary course of business, the Company is required to post letters of credit and surety bonds to customers in support of performance under certain contracts. Such letters of credit are generally issued by a bank or similar financial institution. The letter of credit or surety bond commits the issuer to pay specified amounts to the holder of the letter of credit or surety bond under certain conditions. If the letter of credit or surety bond issuer were required to pay any amount to a holder, the Company would be required to reimburse the issuer, which, depending upon the circumstances, could result in a charge to earnings. As of September 30, 2019, and December 31, 2018, the Company was contingently liable under letters of credit issued under its Third A&R Credit Agreement or its old credit facility, respectively, in the amount of $21.0 million and $3.0 million, respectively, related to projects. In addition, as of September 30, 2019 and December 31, 2018, the Company had outstanding surety bonds on projects of $2,017.6 million and $1,682.0 million, respectively.

Contractual Maturities

Contractual maturities of the Company's debt and capital lease (see Note 10. Commitments and Contingencies) obligations as of September 30, 2019 (in thousands):

Remainder of 2019	$13,965
2020	55,988
2021	51,826
2022	47,276
2023	32,905
Thereafter	257,591
Total contractual obligations	$459,551

Debt

Debt consists of the following obligations as of:

	December 31,
(in thousands)	2018	2017
Line of credit - short-term	$—	$33,674

Term loan	$300,000	$—
Line of credit	46,500	—
Commercial equipment notes	5,341	—
Total principal due for long-term debt	351,841	—
Unamortized debt discount and issuance costs	(23,534)	—
Less: Current portion of long-term debt	(32,580)	—
Long-term debt, less current portion	$295,727	$—

Old Credit Facility

In connection with the closing of the Merger in March 2018, the outstanding borrowings under IEA Services' then-existing line of credit of $38.4 million were repaid using proceeds from the Merger credit facility described below, and the old credit facility was terminated. The amount outstanding as of December 31, 2017 of 33.7 million is presented as line of credit - short-term in the consolidated balance sheet as these borrowings contractually matured on December 31, 2018. The weighted average interest rate on revolving loans outstanding under this facility as of December 31, 2017 was 4.50%.

Merger Credit Facility

In conjunction with the completion of the Merger, IEA Services refinanced its prior credit facility with a new facility that provided for aggregate revolving borrowings of up to $50.0 million and a $50.0 million delayed draw term loan facility. Upon closing of the acquisition of CCS in September 2018, the outstanding borrowings under this Merger credit facility of $53.5 million were repaid, plus accrued and unpaid interest, using proceeds from the new credit facility described below, and the Merger credit facility was terminated. The Company recognized a $1.8 million loss on extinguishment of debt upon this termination, primarily due to the write-off of the unamortized debt issuance costs and discount for this facility as of such date, which is reflected within other expense in the consolidated statement of operations for the year ended December 31, 2018.

Acquisition Credit Facility

At closing of the CCS acquisition, IEA Services entered into a credit agreement for a new credit facility, which was amended and restated in connection with the closing of the William Charles acquisition, and was further amended and restated on November 16, 2018 (as amended and restated, the “A&R Credit Agreement”). The A&R Credit Agreement provides for a term loan facility of $300.0 million and a revolving line of credit of $50.0 million, which is available for revolving loans and letters of credit. Availability on the line of credit is subject to customary borrowing base calculations.

On September 25, 2018, $200.0 million was drawn on the term loan facility and $20.5 million was drawn on the line of credit to pay the CCS acquisition consideration, repay borrowings under the Merger credit facility and repay certain assumed indebtedness of Saiia and the ACC Companies. The remaining $100.0 million was drawn on the term loan facility on November 2, 2018 to pay the cash portion of the William Charles acquisition consideration and to repay certain assumed indebtedness of William Charles, and an additional $26.0 million of revolving loans were drawn in the third and fourth quarter of 2018, to be used for working capital and other general corporate purposes, for total outstanding revolving loans of $46.5 million as of December 31, 2018. The Company capitalized $24.5 million of financing fees that were incurred to obtain this new credit facility.

Term loan borrowings mature on September 25, 2024 and are subject to quarterly amortization of principal, commencing on the last day of the first quarter of 2019, in an amount equal to 2.50% of the aggregate principal amount of such loans. Beginning with 2020, an additional annual payment is required equal to 75% of Excess Cash Flow (as defined in the A&R Credit Agreement) for the preceding fiscal year if such Excess Cash Flow is greater than $2.5 million, with the percentage of Excess Cash Flow subject to reduction based upon the Company’s consolidated leverage ratio. Borrowings under the revolving line of credit mature on September 25, 2023.

Interest on term loan borrowings accrues at an interest rate of, at the Company's option, (x) LIBOR plus a margin of 6.25% or (y) the applicable base rate plus a margin of 5.25%. Interest on revolving loans accrues at an interest rate of, at the Company's option, (x) LIBOR plus a margin of 4.25% or (y) the applicable base rate plus a margin of 3.25%. The weighted average interest rate on borrowings under this credit facility as of December 31, 2018 was 8.82%.

Obligations under this credit facility are guaranteed by Infrastructure and Energy Alternatives, Inc., Holdings and each existing and future, direct and indirect, wholly-owned, material domestic subsidiary of Infrastructure and Energy Alternatives, Inc. other than IEA Services (together with IEA Services, the “Credit Parties”), and are secured by all of the present and future assets of the Credit Parties, subject to customary carve-outs.

Debt Covenants

The terms of the A&R Credit Agreement include customary affirmative and negative covenants and provide for customary events of default, which include, among others, nonpayment of principal or interest and failure to timely deliver financial statements. Under the A&R Credit Agreement, the financial covenant to which the Credit Parties are subject provides that the First Lien Net Leverage Ratio (as defined therein) may not exceed (i) prior to the fiscal quarter ending December 31, 2020, 3.50:1.0 and (ii) from and after the fiscal quarter ending December 31, 2020, 2.25:1.0. The A&R Credit Agreement also includes certain limitations on the payment of cash dividends on the Company's common shares and provides for other restrictions on (subject to certain exceptions) liens, indebtedness (including guarantees and other contingent obligations), investments (including loans, advances and acquisitions), mergers and other fundamental changes and sales and other dispositions of property or assets, among others.

Assumed Debt from Acquisitions

In connection with the acquisitions of CCS and William Charles, the Company assumed certain indebtedness of these companies. The Company repaid a majority of this indebtedness upon closing of the acquisitions using proceeds from the A&R Credit Agreement as discussed above but $5.3 million of commercial equipment notes remained outstanding as of December 31, 2018. The weighted average interest rate on this debt as of December 31, 2018 was 4.95%.

Subordinated Debt Second Lien Term Loan Agreement

On December 31, 2016, the outstanding principal and accrued interest for a second lien term loan of $23.3 million was converted into 23,268,846 non-voting, interest-bearing preferred units of the Seller, and the Seller contributed the debt interests to IEA Services as a contribution to capital. Accordingly, no amounts are currently outstanding for this loan, and the agreement was terminated as of December 31, 2016.

Contractual Maturities

Contractual maturities of the Company's outstanding principal on debt obligations as of December 31, 2018 are as follows:

(in thousands)	Maturities
2019	$32,580
2020	31,518
2021	30,761
2022	30,369
2023	76,575
Thereafter	150,038
Total	$351,841

Letters of Credit and Surety Bonds

In the ordinary course of business, the Company is required to post letters of credit and surety bonds to customers in support of performance under certain contracts. Such letters of credit are generally issued by a bank or similar financial institution. The letter of credit or surety bond commits the issuer to pay specified amounts to the holder of the letter of credit or surety bond under certain conditions. If the letter of credit or surety bond issuer were required to pay any amount to a holder, the Company would be required to reimburse the issuer, which, depending upon the circumstances, could result in a charge to earnings. As of December 31, 2018 and 2017, the Company was contingently liable under letters of credit issued under its respective revolving lines of credit in the amount of $3.0 million and $5.9 million, respectively, related to projects. In addition, as of December 31, 2018 and 2017, the Company had outstanding surety bonds on projects of $1.68 billion and $535.5 million, respectively, which includes the bonding line of the acquired ACC Companies, Saiia and William Charles as of the 2018 date.